Average Annual Total Returns - Class P2 Shares - Voya Russell Small Cap Index Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Russell 2000® Index 1 Yr		Russell 2000® Index 5 Yrs		Russell 2000® Index 10 Yrs		Russell 2000® Index Since Inception
Total	19.49%	13.12%	11.12%		May 03, 2017	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.